Stock-based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 08, 2015	Jan. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 12.4	$ 2.0	$ 14.2	$ 3.8	$ 8.0	$ 7.4
Tax benefit from compensation expense			3.3	$ 0.7	$ 3.8	$ 1.3	$ 2.8	$ 2.6
Grants in period					1,200,000		1,558,159
Weighted average exercise price					$ 31.91		$ 9.62
Grant date fair value					$ 8.24		$ 1.92	$ 1.38
Cash received from exercise of stock options					$ 45.2		$ 3.0
Tax benefit realized from exercise of stock options			39.1		39.8
Forfeiture rate								0.00%
Compensation not yet recognized			8.8		$ 8.8			$ 9.7
Vested in period, fair value							$ 4.5	$ 0.0
Successor [Member] | 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated compensation cost			8.2
Number of shares authorized								19,839,143
Successor [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized							11,830,000
Grants in period					1,200,000
Awards granted							0
Successor [Member] | Minimum [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price					$ 25.49
Successor [Member] | Maximum [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price					$ 34.80
Successor [Member] | The Carlyle Group L.P. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership percentage (less than)	50.00%
Successor [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeiture rate					0.00%
Period for recognition of compensation not yet recognized					2 years 10 months 24 days			3 years 4 months 24 days
Successor [Member] | Employee Stock Option [Member] | 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period							1,600,000
Expiration period							10 years
Expected Term							7 years 9 months 22 days	7 years 9 months 22 days
Expected dividend rate							0.00%	0.00%
Successor [Member] | Employee Stock Option [Member] | 2013 Plan [Member] | 2013, Strike Price 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period								4,100,000
Weighted average exercise price							$ 5.92	$ 5.92
Successor [Member] | Employee Stock Option [Member] | 2013 Plan [Member] | 2013, Strike Price 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period								5,700,000
Weighted average exercise price							8.88	$ 8.88
Successor [Member] | Employee Stock Option [Member] | 2013 Plan [Member] | 2013, Strike Price 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period								6,400,000
Weighted average exercise price							11.84	$ 11.84
Successor [Member] | Employee Stock Option [Member] | 2013 Plan [Member] | 2013, Strike Price 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price							$ 7.21	$ 7.21
Successor [Member] | Employee Stock Option [Member] | 2013 Plan [Member] | A2013 Strike Price 1and 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term							6 years 6 months	6 years 6 months
Successor [Member] | Employee Stock Option [Member] | 2013 Plan [Member] | A2013 Strike Price 2 and 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term							8 years 3 months	8 years 3 months
Successor [Member] | Employee Stock Option [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					10 years
Expected Term					6 years		7 years 9 months 22 days
Expected dividend rate					0.00%		0.00%
Successor [Member] | Employee Stock Option [Member] | Minimum [Member] | 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years 4 months 24 days		4 years 4 months 24 days
Successor [Member] | Employee Stock Option [Member] | Maximum [Member] | 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					5 years		5 years
Successor [Member] | Employee Stock Option [Member] | Maximum [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years
Successor [Member] | Stock Compensation Plan [Member] | 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period							1,600,000	16,300,000
Successor [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeiture rate					0.00%
Successor [Member] | Restricted Stock [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)					1,000,000
Successor [Member] | Restricted Stock Units (RSUs) [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)					700,000
Successor [Member] | Restricted Stock And Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years
Granted (in shares)					1,700,000
Weighted average grant date fair value (dollars per share)					$ 32.33
Period for recognition of compensation not yet recognized					2 years 10 months 24 days
Compensation not yet recognized, share-based awards other than options			$ 49.9		$ 49.9
Successor [Member] | Restricted Stock And Restricted Stock Units [Member] | Minimum [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (dollars per share)					$ 25.49
Successor [Member] | Restricted Stock And Restricted Stock Units [Member] | Minimum [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					2 years
Successor [Member] | Restricted Stock And Restricted Stock Units [Member] | Maximum [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (dollars per share)					$ 34.80
Successor [Member] | Restricted Stock And Restricted Stock Units [Member] | Maximum [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years
Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 0.1							$ 0.5
Value of stock grants, net of forfeitures									$ 2.0